UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive Growth Fund

February 29, 2008

1.797938.104

FEG-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Internet & Catalog Retail - 1.0%
Priceline.com, Inc. (a)	243,900	$ 27,809
Specialty Retail - 6.8%
Abercrombie & Fitch Co. Class A	1,000,200	77,546
Tween Brands, Inc. (a)(d)	1,063,857	31,490
Urban Outfitters, Inc. (a)(d)	2,202,200	63,379
Zumiez, Inc. (a)(d)(e)	1,640,579	28,841
		201,256
Textiles, Apparel & Luxury Goods - 1.6%
Polo Ralph Lauren Corp. Class A	780,520	48,541
TOTAL CONSUMER DISCRETIONARY		277,606
ENERGY - 15.5%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	602,300	34,126
Oil, Gas & Consumable Fuels - 14.4%
Chesapeake Energy Corp.	682,900	30,881
CONSOL Energy, Inc.	819,712	62,282
Denbury Resources, Inc. (a)	1,240,804	39,569
Gulfport Energy Corp. (a)	2,058,101	29,719
Hess Corp.	687,600	64,071
OPTI Canada, Inc. (a)	1,951,900	34,315
Peabody Energy Corp.	658,602	37,290
Quicksilver Resources, Inc. (a)	894,776	30,780
Range Resources Corp.	506,356	30,979
Southwestern Energy Co. (a)	487,807	31,820
Suncor Energy, Inc.	341,300	35,203
		426,909
TOTAL ENERGY		461,035
FINANCIALS - 13.0%
Capital Markets - 2.4%
Greenhill & Co., Inc. (d)	486,019	31,596
Indiabulls Securities Ltd. (a)(f)	1,803,517	9,126
T. Rowe Price Group, Inc.	593,679	29,999
		70,721
Diversified Financial Services - 4.7%
Bolsa de Mercadorias & Futuros - BM&F SA	1,940,800	21,014
Bovespa Holding SA	1,018,000	16,218
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Indiabulls Financial Services Ltd.	1,803,517	$ 27,130
JSE Ltd.	3,555,298	32,917
MarketAxess Holdings, Inc. (a)(e)	1,545,120	14,478
MSCI, Inc. Class A	971,579	28,885
		140,642
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	1,560,900	32,295
Real Estate Management & Development - 4.8%
Dev Property Development PLC (e)	13,800,000	24,262
Indiabulls Real Estate Ltd. (a)	7,560,167	118,339
		142,601
TOTAL FINANCIALS		386,259
HEALTH CARE - 28.9%
Biotechnology - 7.1%
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	3,134,541	89,021
Amylin Pharmaceuticals, Inc. (a)(d)	1,341,032	35,497
BioMarin Pharmaceutical, Inc. (a)	829,212	31,543
CytRx Corp. (a)(d)(e)	9,152,702	16,475
Isis Pharmaceuticals, Inc. (a)(d)	2,701,049	38,895
		211,431
Health Care Equipment & Supplies - 17.1%
ArthroCare Corp. (a)(d)(e)	2,789,235	111,988
Conceptus, Inc. (a)(d)	856,608	14,614
Cyberonics, Inc. (a)(d)(e)	2,691,800	34,724
Masimo Corp.	487,800	15,639
NeuroMetrix, Inc. (a)(d)	11,869	29
NuVasive, Inc. (a)(d)(e)	3,434,150	132,352
St. Jude Medical, Inc. (a)	4,080,016	175,358
TranS1, Inc. (d)(e)	1,643,765	21,747
		506,451
Health Care Technology - 1.8%
Eclipsys Corp. (a)	1,009,838	21,560
MedAssets, Inc.	1,794,786	32,593
		54,153
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.9%
AMAG Pharmaceuticals, Inc. (d)(e)	1,072,364	$ 46,937
QIAGEN NV (a)	1,706,400	37,524
		84,461
TOTAL HEALTH CARE		856,496
INDUSTRIALS - 6.6%
Airlines - 0.6%
AirTran Holdings, Inc. (a)(d)	2,415,142	17,437
Commercial Services & Supplies - 2.4%
CoStar Group, Inc. (a)(d)	512,996	21,300
EnergySolutions, Inc.	724,400	15,792
IHS, Inc. Class A (a)	561,573	34,621
		71,713
Construction & Engineering - 2.0%
URS Corp. (a)	1,466,527	59,072
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)	1,172,228	16,411
Road & Rail - 1.1%
Landstar System, Inc.	682,979	31,677
TOTAL INDUSTRIALS		196,310
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 5.2%
Infinera Corp.	739,909	8,642
Juniper Networks, Inc. (a)	3,631,011	97,384
Starent Networks Corp. (d)	2,998,119	47,160
		153,186
Electronic Equipment & Instruments - 1.1%
Itron, Inc. (a)(d)	329,432	31,405
Internet Software & Services - 7.4%
Omniture, Inc. (a)(d)(e)	4,778,328	109,806
ValueClick, Inc. (a)(d)	4,381,200	84,601
WebMD Health Corp. Class A (a)(d)	935,206	26,055
		220,462
Semiconductors & Semiconductor Equipment - 3.0%
Cavium Networks, Inc.	1,642,864	23,362
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)	1,029,016	$ 34,071
KLA-Tencor Corp.	731,700	30,739
		88,172
Software - 1.0%
Concur Technologies, Inc. (a)(d)	1,051,000	30,731
TOTAL INFORMATION TECHNOLOGY		523,956
MATERIALS - 3.4%
Chemicals - 1.0%
Albemarle Corp.	788,954	29,933
Metals & Mining - 2.4%
Aquarius Platinum Ltd. (Australia)	2,254,523	33,377
Steel Dynamics, Inc.	623,900	36,348
		69,725
TOTAL MATERIALS		99,658
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,334,807	21,277
UTILITIES - 2.5%
Electric Utilities - 2.1%
PPL Corp.	658,632	29,889
Public Power Corp. of Greece	769,800	32,691
		62,580
Independent Power Producers & Energy Traders - 0.4%
Ocean Power Technologies, Inc. (d)(e)	1,007,757	12,536
TOTAL UTILITIES		75,116
TOTAL COMMON STOCKS (Cost $3,021,502)		2,897,713
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 3.24% (b)	43,992,128	43,992
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	194,213,275	194,213
TOTAL MONEY MARKET FUNDS (Cost $238,205)		238,205
Cash Equivalents - 0.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (Cost $14,464)	$ 14,468	$ 14,464
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $3,274,171)		3,150,382
NET OTHER ASSETS - (6.2)%		(182,715)
NET ASSETS - 100%		$ 2,967,667
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,126,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Indiabulls Securities Ltd.	5/2/06 - 1/24/07	$ 3,090
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,464,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 5,361
Banc of America Securities LLC	4,010
Societe Generale, New York Branch	5,093
$ 14,464
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 412
Fidelity Securities Lending Cash Central Fund	1,135
Total	$ 1,547
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alnylam Pharmaceuticals, Inc.	$ 102,229	$ 21	$ -	$ -	$ 89,021
AMAG Pharmaceuticals, Inc.	65,945	16,822	23,231	-	46,937
ArthroCare Corp.	72,823	74,151	4,884	-	111,988
Conceptus, Inc.	35,899	6,780	25,383	-	-
Cyberonics, Inc.	36,716	-	-	-	34,724
CytRx Corp.	23,616	3,941	-	-	16,475
Dev Property Development PLC	22,197	-	-	-	24,262
MarketAxess Holdings, Inc.	22,188	-	-	-	14,478
NeuroMetrix, Inc.	10,538	-	5,190	-	-
Northstar Neuroscience, Inc.	23,877	-	3,468	-	-
NuVasive, Inc.	146,192	-	-	-	132,352
Ocean Power Technologies, Inc.	14,623	-	-	-	12,536
Omniture, Inc.	57,785	71,643	-	-	109,806
Omrix Biopharmaceuticals, Inc.	40,074	-	34,594	-	-
TranS1, Inc.	30,171	1,845	209	-	21,747
Zumiez, Inc.	-	31,637	-	-	28,841
Total	$ 704,873	$ 206,840	$ 96,959	$ -	$ 643,167
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,150,382	$ 2,858,076	$ 283,180	$ 9,126
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6,036
Cost of Purchases	3,090
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 9,126

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $3,278,689,000. Net unrealized depreciation aggregated $128,307,000, of which $303,581,000 related to appreciated investment securities and $431,888,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

February 29, 2008

1.797941.104

GCF-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.1%
Johnson Controls, Inc.	1,000,000	$ 32,860
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. Class A (a)	40,000	3,972
McDonald's Corp.	1,070,000	57,898
Starbucks Corp. (a)	1,458,400	26,207
Starwood Hotels & Resorts Worldwide, Inc.	725,000	34,314
		122,391
Household Durables - 0.0%
Tupperware Brands Corp.	50,000	1,824
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	2,275,000	146,669
Leisure Equipment & Products - 0.3%
Callaway Golf Co. (e)	5,839,862	88,999
Media - 1.1%
CBS Corp. Class B	1,115,988	25,467
Comcast Corp. Class A	2,187,500	42,744
Morningstar, Inc. (a)(d)	1,435,000	93,548
News Corp. Class A	4,705,000	86,619
The Walt Disney Co.	84,500	2,739
Time Warner, Inc.	2,801,950	43,738
TiVo, Inc. (a)(d)(e)	9,894,029	85,880
		380,735
Multiline Retail - 0.6%
Kohl's Corp. (a)	1,415,000	62,883
Nordstrom, Inc.	250,000	9,258
Target Corp.	2,270,000	119,425
		191,566
Specialty Retail - 0.9%
Best Buy Co., Inc.	347,500	14,946
Gamestop Corp. Class A (a)	296,300	12,551
Gap, Inc.	717,825	14,479
Home Depot, Inc.	3,635,000	96,509
Lowe's Companies, Inc.	3,335,800	79,959
Staples, Inc.	3,120,602	69,433
		287,877
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	187,200	5,676
Crocs, Inc. (a)(d)	495,000	12,038
Geox SpA	2,285,000	33,566
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hanesbrands, Inc. (a)(d)	2,275,000	$ 66,203
Lululemon Athletica, Inc. (d)(e)	5,110,219	137,465
NIKE, Inc. Class B (d)	1,579,000	95,056
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	48,017	1,768
		351,772
TOTAL CONSUMER DISCRETIONARY		1,604,693
CONSUMER STAPLES - 9.9%
Beverages - 2.2%
PepsiCo, Inc.	3,816,640	265,485
The Coca-Cola Co.	7,832,500	457,888
		723,373
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	1,160,800	71,877
CVS Caremark Corp.	3,012,780	121,656
Safeway, Inc.	1,110,000	31,901
Sysco Corp.	478,200	13,418
Wal-Mart Stores, Inc.	13,310,300	660,058
Walgreen Co.	1,195,000	43,629
Whole Foods Market, Inc.	120,000	4,218
		946,757
Food Products - 2.0%
Archer Daniels Midland Co.	4,410,000	198,891
Campbell Soup Co.	1,800,000	58,122
Cosan Ltd. Class A (e)	6,473,600	97,104
General Mills, Inc.	302,800	16,954
Groupe Danone	885,000	67,924
Hershey Co.	320,000	11,866
Kellogg Co.	1,590,000	80,645
Kraft Foods, Inc. Class A	1,296,065	40,398
McCormick & Co., Inc. (non-vtg.)	365,000	12,574
Smithfield Foods, Inc. (a)	730,000	20,112
Tyson Foods, Inc. Class A	550,000	7,926
Wm. Wrigley Jr. Co.	800,000	47,888
		660,404
Household Products - 1.4%
Clorox Co.	570,000	33,168
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Colgate-Palmolive Co.	2,075,000	$ 157,887
Procter & Gamble Co.	4,199,483	277,922
		468,977
Personal Products - 0.5%
Avon Products, Inc.	4,600,000	175,076
Tobacco - 1.0%
Altria Group, Inc.	4,375,380	320,015
TOTAL CONSUMER STAPLES		3,294,602
ENERGY - 10.8%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	387,400	26,068
Diamond Offshore Drilling, Inc.	827,900	100,035
FMC Technologies, Inc. (a)	1,155,000	65,442
Schlumberger Ltd. (NY Shares)	2,189,000	189,239
Transocean, Inc. (a)	580,668	81,590
Weatherford International Ltd. (a)	4,120,240	283,967
		746,341
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp. (d)	2,685,000	171,142
Apache Corp.	2,510,000	287,922
Cameco Corp.	2,485,000	97,349
Canadian Natural Resources Ltd.	513,500	38,490
ConocoPhillips	453,810	37,535
CONSOL Energy, Inc.	2,734,408	207,760
Devon Energy Corp.	3,540,000	363,629
EnCana Corp.	5,120,000	390,380
EOG Resources, Inc.	1,720,000	204,663
Exxon Mobil Corp.	610,000	53,076
Hess Corp.	7,955,000	741,247
Newfield Exploration Co. (a)	2,990,000	165,586
Noble Energy, Inc.	850,000	65,790
Valero Energy Corp.	325,000	18,775
		2,843,344
TOTAL ENERGY		3,589,685
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.6%
Capital Markets - 1.3%
Ameriprise Financial, Inc.	2,345,809	$ 118,792
Charles Schwab Corp.	4,121,475	80,822
Franklin Resources, Inc.	520,000	49,072
Goldman Sachs Group, Inc.	200,000	33,926
Merrill Lynch & Co., Inc.	1,500,000	74,340
State Street Corp.	835,000	65,589
		422,541
Commercial Banks - 0.9%
Banco Bradesco SA (PN) sponsored ADR	1,480,000	46,457
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	3,680,000	93,251
Commerce Bancorp, Inc.	670,000	25,313
Synovus Financial Corp.	1,261,900	14,550
Uniao de Bancos Brasileiros SA (Unibanco) GDR	805,000	109,174
Wells Fargo & Co.	355,000	10,377
		299,122
Consumer Finance - 1.0%
American Express Co.	1,617,548	68,422
Discover Financial Services	16,925,000	255,398
		323,820
Diversified Financial Services - 1.2%
Bank of America Corp.	1,390,000	55,239
Bolsa de Mercadorias & Futuros - BM&F SA	9,383,100	101,593
Bovespa Holding SA	11,686,000	186,171
JPMorgan Chase & Co.	1,250,000	50,813
		393,816
Insurance - 0.2%
American International Group, Inc.	1,063,750	49,847
Prudential Financial, Inc.	233,000	17,002
		66,849
Thrifts & Mortgage Finance - 0.0%
Fannie Mae	730,000	20,185
TOTAL FINANCIALS		1,526,333
HEALTH CARE - 23.0%
Biotechnology - 11.0%
Acadia Pharmaceuticals, Inc. (a)(d)(e)	3,499,994	34,720
Affymax, Inc. (a)(e)	1,255,000	24,159
Alexion Pharmaceuticals, Inc. (a)(d)(e)	3,759,225	227,847
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alkermes, Inc. (a)(e)	10,182,261	$ 131,758
Alnylam Pharmaceuticals, Inc. (a)	556,247	15,797
Amgen, Inc. (a)	1,227,605	55,881
Amylin Pharmaceuticals, Inc. (a)(d)(e)	13,482,460	356,881
Array Biopharma, Inc. (a)(d)(e)	4,700,070	26,320
Biogen Idec, Inc. (a)	1,104,164	64,439
BioMarin Pharmaceutical, Inc. (a)(d)	3,470,793	132,029
Celgene Corp. (a)	20,046,744	1,130,035
Cepheid, Inc. (a)(d)	2,530,000	70,030
Cougar Biotechnology, Inc. (a)	912,347	24,277
CV Therapeutics, Inc. (a)(d)(e)	5,966,600	34,845
Genentech, Inc. (a)	1,475,800	111,792
Genzyme Corp. (a)	520,000	36,878
Gilead Sciences, Inc. (a)	1,700,000	80,444
GTx, Inc. (a)(d)(e)	2,396,497	39,231
Human Genome Sciences, Inc. (a)(d)(e)	8,074,010	47,717
Immunomedics, Inc. (a)(d)(e)	6,102,700	15,074
InterMune, Inc. (a)(d)(e)	3,897,713	54,880
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,265,033	133,416
Medarex, Inc. (a)(d)	5,936,220	55,207
Millennium Pharmaceuticals, Inc. (a)	185,000	2,588
Momenta Pharmaceuticals, Inc. (a)	406,000	4,125
Myriad Genetics, Inc. (a)(d)(e)	3,224,248	119,362
ONYX Pharmaceuticals, Inc. (a)	1,430,000	39,068
OREXIGEN Therapeutics, Inc. (e)	2,219,921	28,748
PDL BioPharma, Inc. (a)	2,605,450	41,635
Regeneron Pharmaceuticals, Inc. (a)(e)	6,388,948	126,310
Rigel Pharmaceuticals, Inc. (a)(d)(e)	3,365,396	66,702
Seattle Genetics, Inc. (a)(e)	7,643,955	68,719
Sunesis Pharmaceuticals, Inc. (a)(e)	3,156,200	4,419
Transition Therapeutics, Inc. (a)(e)	2,332,446	23,608
Trubion Pharmaceuticals, Inc. (a)(d)(e)	1,775,000	12,620
Vertex Pharmaceuticals, Inc. (a)(d)(e)	13,200,267	231,005
		3,672,566
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	40,000	5,789
Baxter International, Inc.	2,455,000	144,894
Becton, Dickinson & Co.	1,347,900	121,877
Covidien Ltd.	1,525,000	65,255
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Gen-Probe, Inc. (a)(e)	3,703,676	$ 177,073
Insulet Corp.	951,400	16,297
Kinetic Concepts, Inc. (a)(d)	993,000	51,030
Medtronic, Inc.	1,274,964	62,932
St. Jude Medical, Inc. (a)	834,200	35,854
Thoratec Corp. (a)(d)(e)	5,297,765	76,871
TomoTherapy, Inc.	245,000	3,227
		761,099
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	860,000	50,860
Laboratory Corp. of America Holdings (a)	525,000	40,588
McKesson Corp.	765,000	44,951
Medco Health Solutions, Inc. (a)	1,412,720	62,598
UnitedHealth Group, Inc.	2,186,400	101,624
		300,621
Health Care Technology - 0.1%
HLTH Corp. (a)(d)	3,007,800	35,612
Life Sciences Tools & Services - 1.9%
Affymetrix, Inc. (a)(d)(e)	6,903,190	132,403
Applera Corp.:
- Applied Biosystems Group	211,600	7,133
- Celera Genomics Group (a)	9,579,848	132,777
Bruker BioSciences Corp. (a)	150,000	2,051
Exelixis, Inc. (a)(e)	10,507,384	67,037
Illumina, Inc. (a)(d)(e)	3,845,839	278,477
Millipore Corp. (a)	183,194	12,805
		632,683
Pharmaceuticals - 6.8%
Abbott Laboratories	2,051,500	109,858
Allergan, Inc.	755,000	44,719
ARYx Therapeutics, Inc.	305,215	2,567
Auxilium Pharmaceuticals, Inc. (a)(e)	2,310,583	74,031
Bristol-Myers Squibb Co.	1,754,700	39,674
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	800,000	11,448
Elan Corp. PLC sponsored ADR (a)(d)	46,171,262	1,051,320
Eli Lilly & Co.	1,205,000	60,274
Johnson & Johnson	3,488,300	216,135
Map Pharmaceuticals, Inc.	925,000	12,025
Merck & Co., Inc.	4,320,100	191,380
Nastech Pharmaceutical Co., Inc. (a)(d)(e)	2,581,059	5,962
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	1,451,000	$ 32,328
Schering-Plough Corp.	1,987,600	43,131
Sepracor, Inc. (a)(d)(e)	11,170,129	239,823
Sirtris Pharmaceuticals, Inc. (d)	721,435	8,614
Wyeth	3,075,200	134,140
		2,277,429
TOTAL HEALTH CARE		7,680,010
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.6%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	340,000	15,069
Honeywell International, Inc.	2,485,000	142,987
Lockheed Martin Corp.	1,750,100	180,610
Raytheon Co.	2,335,000	151,401
The Boeing Co.	670,000	55,469
		545,536
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	1,619,800	113,775
Airlines - 1.6%
AMR Corp. (a)	127,500	1,633
Continental Airlines, Inc. Class B (a)(e)	6,000,000	145,080
Copa Holdings SA Class A	40,000	1,444
JetBlue Airways Corp. (a)(d)(e)	18,003,143	98,117
Northwest Airlines Corp. (a)	11,453,700	153,823
Ryanair Holdings PLC sponsored ADR (a)	20,000	572
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/10 (a)	3,230,000	30,672
Southwest Airlines Co.	7,273,515	89,173
		520,514
Commercial Services & Supplies - 0.1%
EnergySolutions, Inc.	911,400	19,869
Construction & Engineering - 0.2%
Fluor Corp.	195,000	27,154
KBR, Inc. (a)	1,315,000	43,829
		70,983
Electrical Equipment - 0.8%
American Superconductor Corp. (a)(d)(e)	2,540,000	57,379
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
First Solar, Inc. (a)	997,090	$ 204,603
Sunpower Corp. Class A (a)(d)	82,500	5,422
		267,404
Industrial Conglomerates - 1.2%
3M Co.	470,000	36,848
General Electric Co.	10,700,000	354,598
		391,446
Machinery - 0.8%
AGCO Corp. (a)	2,460,400	159,582
Caterpillar, Inc.	355,000	25,677
CNH Global NV	230,000	11,845
Deere & Co.	690,000	58,795
ITT Corp.	70,000	3,937
TurboChef Technologies, Inc. (a)(d)(e)	2,898,650	24,639
		284,475
Road & Rail - 0.6%
Norfolk Southern Corp.	1,485,000	78,542
Union Pacific Corp.	860,000	107,294
		185,836
TOTAL INDUSTRIALS		2,399,838
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 4.5%
Blue Coat Systems, Inc. (a)	770,000	18,080
Cisco Systems, Inc. (a)	12,712,600	309,806
Corning, Inc.	2,063,000	47,923
F5 Networks, Inc. (a)	854,446	18,935
Infinera Corp. (e)	7,629,253	89,110
Juniper Networks, Inc. (a)	885,000	23,736
Motorola, Inc.	165,000	1,645
QUALCOMM, Inc.	8,023,400	339,951
Research In Motion Ltd. (a)	3,892,800	404,073
Riverbed Technology, Inc. (a)(e)	7,070,664	141,838
Sonus Networks, Inc. (a)(d)(e)	26,835,720	89,095
		1,484,192
Computers & Peripherals - 2.6%
Apple, Inc. (a)	3,345,959	418,312
Dell, Inc. (a)	1,235,600	24,527
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	3,160,000	$ 150,953
International Business Machines Corp.	49,800	5,670
Network Appliance, Inc. (a)	3,207,208	69,340
Palm, Inc. (d)(e)	10,115,952	65,450
SanDisk Corp. (a)	105,000	2,473
Seagate Technology	2,265,000	48,856
Sun Microsystems, Inc. (a)	449,125	7,366
Synaptics, Inc. (a)(d)(e)	3,085,082	82,649
		875,596
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	370,000	11,326
Itron, Inc. (a)	638,400	60,859
Mellanox Technologies Ltd. (e)	3,023,300	46,256
Trimble Navigation Ltd. (a)	2,425,000	66,300
Universal Display Corp. (a)(d)(e)	3,526,745	60,096
		244,837
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	1,055,000	37,094
Alibaba.com Ltd.	792,500	1,921
Baidu.com, Inc. sponsored ADR (a)	10,000	2,513
eBay, Inc. (a)	2,777,200	73,207
Google, Inc. Class A (sub. vtg.) (a)	2,822,448	1,329,881
Internet Capital Group, Inc. (a)(e)	3,850,000	33,495
Mercadolibre, Inc.	226,300	8,181
Omniture, Inc. (a)	2,004,881	46,072
VeriSign, Inc. (a)	2,340,000	81,432
Yahoo!, Inc. (a)	3,111,340	86,433
		1,700,229
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	1,584,716	47,874
Fidelity National Information Services, Inc.	375,000	15,559
Hewitt Associates, Inc. Class A (a)	2,045,000	80,696
Mastercard, Inc. Class A	230,000	43,700
The Western Union Co.	1,025,000	21,320
Total System Services, Inc.	2,260,659	50,254
		259,403
Semiconductors & Semiconductor Equipment - 5.3%
Analog Devices, Inc.	949,900	25,571
Applied Materials, Inc.	1,770,400	33,939
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	648,888	$ 15,625
Atheros Communications, Inc. (a)(e)	5,678,042	138,090
Atheros Communications, Inc. (a)(e)(g)	1,741,486	42,353
Broadcom Corp. Class A (a)	2,300,000	43,493
Cree, Inc. (a)(d)(e)	8,526,131	263,457
Cypress Semiconductor Corp. (a)(e)	15,976,000	347,318
FEI Co. (a)(d)(e)	1,863,100	37,989
Intel Corp.	15,125,800	301,760
International Rectifier Corp. (a)(d)	710,000	16,167
KLA-Tencor Corp. (d)	510,000	21,425
Linear Technology Corp. (d)	625,800	17,341
Marvell Technology Group Ltd. (a)	498,310	5,636
Power Integrations, Inc. (a)(e)	2,961,308	77,882
Rambus, Inc. (a)(d)(e)	9,135,000	164,704
Rubicon Technology, Inc. (d)(e)	1,845,000	54,261
Samsung Electronics Co. Ltd.	50,000	29,309
Silicon Laboratories, Inc. (a)	1,860,315	57,577
Spansion, Inc. Class A (a)(d)	1,430,000	3,933
Tessera Technologies, Inc. (a)(d)	705,000	16,610
Texas Instruments, Inc.	971,000	29,091
Veeco Instruments, Inc. (a)(d)(e)	1,765,000	27,358
		1,770,889
Software - 13.9%
Activision, Inc. (a)	1,660,000	45,235
Adobe Systems, Inc. (a)	843,236	28,375
Blackboard, Inc. (a)	73,200	2,106
BladeLogic, Inc. (d)(e)	2,722,101	51,992
Citrix Systems, Inc. (a)	4,940,000	162,674
Electronic Arts, Inc. (a)	640,000	30,266
Microsoft Corp.	18,810,000	512,008
Nintendo Co. Ltd. (d)	4,571,200	2,281,935
Oracle Corp. (a)	1,175,000	22,090
Red Hat, Inc. (a)(d)(e)	17,667,391	315,010
Salesforce.com, Inc. (a)(d)(e)	11,779,994	703,501
SuccessFactors, Inc. (d)(e)	3,151,600	26,221
Symantec Corp. (a)	2,050,800	34,535
VMware, Inc. Class A (d)	7,207,100	422,841
		4,638,789
TOTAL INFORMATION TECHNOLOGY		10,973,935
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.8%
Chemicals - 4.5%
Dow Chemical Co.	1,315,000	$ 49,562
E.I. du Pont de Nemours & Co.	500,000	23,210
Minerals Technologies, Inc. (e)	1,927,580	116,195
Monsanto Co.	8,869,978	1,026,079
OM Group, Inc. (a)(e)	1,760,000	106,533
Potash Corp. of Saskatchewan, Inc.	281,200	44,683
Rohm & Haas Co.	900,000	48,249
The Mosaic Co. (a)	575,000	63,998
Uralkali JSC ADR (a)(f)	434,300	17,593
		1,496,102
Metals & Mining - 1.3%
Alcoa, Inc.	1,935,000	71,866
Barrick Gold Corp.	4,667,500	242,849
Companhia Vale do Rio Doce sponsored ADR	100,000	3,484
Freeport-McMoRan Copper & Gold, Inc. Class B	745,000	75,141
Nucor Corp.	910,000	58,759
		452,099
TOTAL MATERIALS		1,948,201
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	1,115,000	38,835
Level 3 Communications, Inc. (a)	3,000,000	6,690
		45,525
Wireless Telecommunication Services - 0.1%
Clearwire Corp. (d)	2,313,500	32,412
TOTAL TELECOMMUNICATION SERVICES		77,937
UTILITIES - 0.3%
Electric Utilities - 0.3%
Enernoc, Inc. (d)	125,000	1,848
Exelon Corp.	1,115,000	83,458
		85,306
TOTAL COMMON STOCKS (Cost $27,361,924)		33,180,540
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	$ 25,641
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,000)		25,641
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 3.24% (b)	95,405,442	95,405
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	836,444,015	836,444
TOTAL MONEY MARKET FUNDS (Cost $931,849)		931,849
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $28,313,773)		34,138,030
NET OTHER ASSETS - (2.4)%		(816,349)
NET ASSETS - 100%		$ 33,321,681
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,593,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,994,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (Amounts in thousands)
Atheros Communications, Inc.	4/18/01	$ 15,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,597
Fidelity Securities Lending Cash Central Fund	9,301
Total	$ 10,898
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 39,300	$ 368	$ -	$ -	$ 34,720
Affymax, Inc.	31,952	-	-	-	24,159
Affymetrix, Inc.	143,047	977	-	-	132,403
Alexion Pharmaceuticals, Inc.	270,064	3,208	-	-	227,847
Alkermes, Inc.	145,199	-	-	-	131,758
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Superconductor Corp.	$ 75,075	$ -	$ 13,249	$ -	$ 57,379
Amylin Pharmaceuticals, Inc.	514,819	55	-	-	356,881
Array Biopharma, Inc.	52,030	-	-	-	26,320
Atheros Communications, Inc.	167,445	-	-	-	138,090
Atheros Communications, Inc.	51,356	-	-	-	42,353
Auxilium Pharmaceuticals, Inc.	-	71,731	-	-	74,031
Blackboard, Inc.	93,335	-	76,737	-	-
BladeLogic, Inc.	37,853	25,748	-	-	51,992
Blue Coat Systems, Inc.	106,638	-	60,799	-	-
Callaway Golf Co.	97,496	4,731	3,057	395	88,999
Celgene Corp.	1,686,270	-	377,483	-	-
Continental Airlines, Inc. Class B	-	144,995	-	-	145,080
Cosan Ltd. Class A	61,799	10,096	-	-	97,104
Cree, Inc.	209,972	35	-	-	263,457
CV Therapeutics, Inc.	51,892	140	-	-	34,845
Cypress Semiconductor Corp.	530,723	-	-	-	347,318
Exelixis, Inc.	91,145	452	-	-	67,037
F5 Networks, Inc.	135,520	-	100,493	-	-
FEI Co.	46,410	-	-	-	37,989
Gen-Probe, Inc.	282,856	-	26,399	-	177,073
GTx, Inc.	32,999	1,890	-	-	39,231
Human Genome Sciences, Inc.	83,009	19,381	16,686	-	47,717
Illumina, Inc.	178,053	51,936	-	-	278,477
Immunomedics, Inc.	13,792	-	-	-	15,074
Infinera Corp.	92,112	61,683	-	-	89,110
InterMune, Inc.	63,299	-	-	-	54,880
Internet Capital Group, Inc.	43,005	-	-	-	33,495
Isis Pharmaceuticals, Inc.	151,242	11,076	-	-	133,416
JetBlue Airways Corp.	126,022	-	-	-	98,117
Lululemon Athletica, Inc.	126,886	53,376	-	-	137,465
Mellanox Technologies Ltd.	53,633	-	-	-	46,256
Minerals Technologies, Inc.	128,955	-	-	96	116,195
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Myriad Genetics, Inc.	$ 192,523	$ -	$ 33,736	$ -	$ 119,362
Nastech Pharmaceutical Co., Inc.	9,808	-	-	-	5,962
OM Group, Inc.	63,889	36,490	-	-	106,533
Omniture, Inc.	90,056	-	33,933	-	-
OREXIGEN Therapeutics, Inc.	14,523	13,856	-	-	28,748
Palm, Inc.	68,591	1,595	-	-	65,450
Power Integrations, Inc.	86,294	2,540	-	-	77,882
Rambus, Inc.	158,804	18,979	-	-	164,704
Red Hat, Inc.	228,076	127,347	7,372	-	315,010
Regeneron Pharmaceuticals, Inc.	139,151	-	-	-	126,310
Rigel Pharmaceuticals, Inc.	21,587	8,512	-	-	66,702
Riverbed Technology, Inc.	199,958	-	-	-	141,838
Rubicon Technology, Inc.	24,150	12,445	-	-	54,261
Salesforce.com, Inc.	662,606	5,774	-	-	703,501
Seattle Genetics, Inc.	73,220	9,018	-	-	68,719
Sepracor, Inc.	282,362	15,227	-	-	239,823
Sonus Networks, Inc.	176,579	-	-	-	89,095
SuccessFactors, Inc.	28,946	14,473	-	-	26,221
Sunesis Pharmaceuticals, Inc.	6,691	-	-	-	4,419
Synaptics, Inc.	144,712	23,063	-	-	82,649
Thoratec Corp.	103,783	-	-	-	76,871
TiVo, Inc.	73,514	694	-	-	85,880
Transition Therapeutics, Inc.	22,721	-	-	-	23,608
Trubion Pharmaceuticals, Inc.	17,732	-	-	-	12,620
TurboChef Technologies, Inc.	43,103	-	-	-	24,639
Universal Display Corp.	57,811	631	-	-	60,096
Veeco Instruments, Inc.	29,617	-	-	-	27,358
Vertex Pharmaceuticals, Inc.	321,122	9,702	-	-	231,005
Total	$ 9,357,132	$ 762,224	$ 749,944	$ 491	$ 6,675,534
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 34,138,030	$ 31,668,983	$ 2,443,406	$ 25,641
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,641
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 25,641

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occured from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $28,555,745,000. Net unrealized appreciation aggregated $5,582,285,000, of which $8,961,313,000 related to appreciated investment securities and $3,379,028,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

February 29, 2008

1.797943.104

NMF-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.5%
Gentex Corp.	165,300	$ 2,665
Johnson Controls, Inc.	250,000	8,215
		10,880
Automobiles - 0.3%
Fiat SpA	133,400	2,817
Renault SA	30,900	3,301
		6,118
Distributors - 1.9%
Li & Fung Ltd.	9,483,600	34,495
LKQ Corp. (a)	131,600	2,795
		37,290
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	94,100	5,867
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International Ltd. sponsored ADR	139,500	8,456
Famous Dave's of America, Inc. (a)	230,000	2,335
Life Time Fitness, Inc. (a)(d)	65,500	1,903
Red Robin Gourmet Burgers, Inc. (a)(d)	232,500	7,749
		20,443
Household Durables - 0.7%
D.R. Horton, Inc.	304,200	4,268
Ryland Group, Inc.	91,600	2,591
Whirlpool Corp.	74,300	6,269
		13,128
Internet & Catalog Retail - 0.1%
NutriSystem, Inc. (a)(d)	186,800	2,673
Leisure Equipment & Products - 0.6%
MarineMax, Inc. (a)(d)	298,900	3,670
Pool Corp. (d)	249,500	4,753
Summer Infant, Inc. (a)(e)	910,784	3,825
		12,248
Media - 1.6%
Central European Media Enterprises Ltd. Class A (a)	70,400	6,471
Lee Enterprises, Inc. (d)	202,600	2,089
Sports Properties Acquisition Corp. unit	315,300	3,121
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	280,800	$ 9,101
Time Warner, Inc.	675,000	10,537
		31,319
Multiline Retail - 0.4%
Kohl's Corp. (a)	68,900	3,062
Nordstrom, Inc. (d)	138,000	5,110
		8,172
Specialty Retail - 1.2%
Lowe's Companies, Inc.	355,000	8,509
OfficeMax, Inc.	131,400	2,795
PetSmart, Inc.	132,100	2,844
TJX Companies, Inc.	250,900	8,029
Zumiez, Inc. (a)(d)	163,100	2,867
		25,044
Textiles, Apparel & Luxury Goods - 2.4%
Carter's, Inc. (a)	431,800	6,663
Crocs, Inc. (a)(d)	168,200	4,091
LVMH Moet Hennessy - Louis Vuitton	55,000	5,650
Polo Ralph Lauren Corp. Class A	56,500	3,514
Ports Design Ltd.	2,390,100	7,066
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	564,200	20,774
		47,758
TOTAL CONSUMER DISCRETIONARY		220,940
CONSUMER STAPLES - 7.1%
Beverages - 1.0%
Coca-Cola Femsa SA de CV sponsored ADR	130,100	6,822
Diageo PLC sponsored ADR	98,700	8,103
Molson Coors Brewing Co. Class B	99,300	5,358
		20,283
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	49,100	3,040
CVS Caremark Corp.	159,300	6,433
Sysco Corp.	263,200	7,385
United Natural Foods, Inc. (a)	515,600	8,724
Whole Foods Market, Inc. (d)	229,700	8,074
X5 Retail Group NV GDR (a)(f)	112,500	3,791
		37,447
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 3.3%
Bunge Ltd.	57,300	$ 6,351
Corn Products International, Inc.	153,000	5,617
Green Mountain Coffee Roasters, Inc. (a)(d)	1,145,700	34,955
Hain Celestial Group, Inc. (a)	329,600	8,899
Marine Harvest ASA (a)	4,107,000	2,433
Tyson Foods, Inc. Class A	276,500	3,984
Wimm-Bill-Dann Foods OJSC sponsored ADR	40,000	4,210
		66,449
Household Products - 0.5%
Procter & Gamble Co.	158,000	10,456
Personal Products - 0.4%
Avon Products, Inc.	179,700	6,839
Physicians Formula Holdings, Inc. (a)	166,100	1,309
		8,148
TOTAL CONSUMER STAPLES		142,783
ENERGY - 10.1%
Energy Equipment & Services - 0.9%
ION Geophysical Corp. (a)(d)	352,800	4,689
Nabors Industries Ltd. (a)	162,200	5,114
North American Energy Partners, Inc. (a)	251,400	4,168
SBM Offshore NV	142,996	4,610
		18,581
Oil, Gas & Consumable Fuels - 9.2%
Canadian Natural Resources Ltd.	46,600	3,493
Denbury Resources, Inc. (a)	230,600	7,354
Enbridge, Inc.	118,500	4,883
Energy Transfer Equity LP	161,300	5,365
EOG Resources, Inc.	102,600	12,208
Exxon Mobil Corp.	243,800	21,213
Hess Corp.	67,200	6,262
Lukoil Oil Co. sponsored ADR	77,100	5,721
Niko Resources Ltd.	60,100	5,651
Noble Energy, Inc.	183,500	14,203
OAO Gazprom sponsored ADR	149,500	7,481
OJSC Rosneft unit	765,700	6,263
Petroleo Brasileiro SA - Petrobras sponsored ADR	112,400	13,189
Plains Exploration & Production Co. (a)	175,695	9,488
Quicksilver Resources, Inc. (a)	360,600	12,405
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SouthGobi Energy Resources Ltd. (a)	607,700	$ 7,960
Southwestern Energy Co. (a)	124,500	8,121
Suncor Energy, Inc.	46,200	4,765
Ultra Petroleum Corp. (a)	135,200	10,609
Williams Companies, Inc.	161,400	5,814
XTO Energy, Inc.	176,250	10,876
		183,324
TOTAL ENERGY		201,905
FINANCIALS - 10.6%
Capital Markets - 1.7%
Charles Schwab Corp.	1,002,900	19,667
EFG International	113,920	3,828
GFI Group, Inc. (a)(d)	39,100	2,993
T. Rowe Price Group, Inc.	143,000	7,226
		33,714
Commercial Banks - 2.4%
Associated Banc-Corp.	127,900	3,187
BOK Financial Corp.	65,600	3,393
Boston Private Financial Holdings, Inc. (d)	268,000	3,690
City National Corp.	83,900	4,300
East West Bancorp, Inc. (d)	27,600	519
First Community Bancorp, California	57,300	1,633
M&T Bank Corp. (d)	159,300	13,075
PNC Financial Services Group, Inc.	128,100	7,869
Seacoast Banking Corp., Florida (d)	50,029	500
UMB Financial Corp.	258,700	9,903
		48,069
Diversified Financial Services - 2.8%
Bolsa de Mercadorias & Futuros - BM&F SA	476,400	5,158
Bovespa Holding SA	491,000	7,822
CME Group, Inc.	44,500	22,842
Deutsche Boerse AG	51,000	8,083
Hong Kong Exchanges & Clearing Ltd.	165,000	3,135
NYMEX Holdings, Inc. (d)	92,300	9,118
		56,158
Insurance - 3.3%
AFLAC, Inc.	164,800	10,285
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	266,700	$ 12,498
Assured Guaranty Ltd.	170,000	4,361
Berkshire Hathaway, Inc. Class A (a)	177	24,780
IPC Holdings Ltd.	182,200	4,941
The Chubb Corp.	178,600	9,091
		65,956
Real Estate Investment Trusts - 0.4%
Thornburg Mortgage, Inc. (SBI) (d)	865,900	7,707
TOTAL FINANCIALS		211,604
HEALTH CARE - 15.3%
Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (a)	59,900	3,631
Alnylam Pharmaceuticals, Inc. (a)	266,600	7,571
Amylin Pharmaceuticals, Inc. (a)	136,200	3,605
Celgene Corp. (a)	158,300	8,923
Cepheid, Inc. (a)	230,600	6,383
CSL Ltd.	402,424	13,497
CytRx Corp. (a)	3,063,304	5,514
Diagnocure, Inc. (a)	920,700	2,302
Genentech, Inc. (a)	139,800	10,590
Genomic Health, Inc. (a)(d)	288,300	5,498
Gilead Sciences, Inc. (a)	115,800	5,480
GTx, Inc. (a)	297,068	4,863
Memory Pharmaceuticals Corp. (a)	1,606,400	1,028
Myriad Genetics, Inc. (a)	49,700	1,840
Omrix Biopharmaceuticals, Inc. (a)	61,700	1,490
OREXIGEN Therapeutics, Inc.	226,300	2,931
Vertex Pharmaceuticals, Inc. (a)	134,100	2,347
		87,493
Health Care Equipment & Supplies - 3.8%
Becton, Dickinson & Co.	95,400	8,626
C.R. Bard, Inc.	67,500	6,398
Gen-Probe, Inc. (a)	96,100	4,595
Heartware Ltd. (a)	3,210,821	1,380
Hologic, Inc. (a)	136,052	8,205
Immucor, Inc. (a)	124,900	3,722
Insulet Corp.	192,400	3,296
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
IRIS International, Inc. (a)	233,234	$ 2,629
Meridian Bioscience, Inc.	320,995	11,000
Mindray Medical International Ltd. sponsored ADR	224,500	8,239
Quidel Corp. (a)	505,500	8,305
ThermoGenesis Corp. (a)(e)	5,465,243	9,072
		75,467
Health Care Providers & Services - 1.6%
Assisted Living Concepts, Inc. Class A (a)	508,300	3,060
athenahealth, Inc. (d)	119,500	3,886
Capital Senior Living Corp. (a)	611,000	4,607
Dialysis Corp. of America (a)	254,254	2,118
Emeritus Corp. (a)	175,208	3,879
Henry Schein, Inc. (a)	123,300	7,376
LHC Group, Inc. (a)(d)	227,133	3,861
VCA Antech, Inc. (a)	74,400	2,389
		31,176
Health Care Technology - 0.8%
Cerner Corp. (a)	308,300	13,396
MedAssets, Inc.	202,000	3,668
		17,064
Life Sciences Tools & Services - 2.5%
Affymetrix, Inc. (a)	268,500	5,150
Applera Corp. - Celera Genomics Group (a)	364,200	5,048
Covance, Inc. (a)	74,700	6,305
Illumina, Inc. (a)	101,400	7,342
Pharmaceutical Product Development, Inc.	142,100	6,404
QIAGEN NV (a)	740,900	16,292
Techne Corp. (a)	52,100	3,563
		50,104
Pharmaceuticals - 2.2%
BioMimetic Therapeutics, Inc. (a)	61,672	847
Elan Corp. PLC sponsored ADR (a)	251,200	5,720
Inspire Pharmaceuticals, Inc. (a)	302,500	1,358
Nexmed, Inc. (a)(e)	6,399,067	9,791
Perrigo Co.	167,700	5,605
Schering-Plough Corp.	207,000	4,492
Teva Pharmaceutical Industries Ltd. sponsored ADR	100,000	4,907
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Wyeth	150,700	$ 6,574
XenoPort, Inc. (a)	112,000	5,731
		45,025
TOTAL HEALTH CARE		306,329
INDUSTRIALS - 16.2%
Aerospace & Defense - 2.9%
General Dynamics Corp.	200,300	16,395
Lockheed Martin Corp.	63,000	6,502
Raytheon Co.	197,000	12,773
Rockwell Collins, Inc.	178,300	10,502
Taser International, Inc. (a)(d)	332,800	3,751
United Technologies Corp.	118,100	8,327
		58,250
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	164,700	8,362
Expeditors International of Washington, Inc.	114,200	4,490
Forward Air Corp.	182,700	5,362
Hub Group, Inc. Class A (a)	233,916	7,015
UTI Worldwide, Inc.	268,000	4,497
		29,726
Commercial Services & Supplies - 4.1%
China Security & Surveillance Technology, Inc. (a)(d)	120,500	1,800
Clean Harbors, Inc. (a)	294,600	18,124
Corrections Corp. of America (a)	473,700	12,724
Equifax, Inc.	126,600	4,332
Fuel Tech, Inc. (a)(d)	197,387	3,962
Healthcare Services Group, Inc.	566,600	11,207
Monster Worldwide, Inc. (a)(d)	158,600	4,217
PHH Corp. (a)	200,000	4,048
Robert Half International, Inc.	165,500	4,460
Stericycle, Inc. (a)	80,200	4,322
Tetra Tech, Inc. (a)	268,500	5,067
Waste Management, Inc.	227,800	7,479
		81,742
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	125,300	5,829
Doosan Heavy Industries & Construction Co. Ltd.	30,540	4,411
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)	255,201	$ 6,094
URS Corp. (a)	77,200	3,110
		19,444
Electrical Equipment - 4.5%
Carmanah Technologies Corp. (a)	1,294,800	1,105
Conergy AG (d)	101,996	2,285
Evergreen Solar, Inc. (a)(d)	1,738,759	16,709
First Solar, Inc. (a)	30,800	6,320
JA Solar Holdings Co. Ltd. ADR	210,000	3,001
Orion Energy Systems, Inc.	123,300	1,112
Q-Cells AG (a)(d)	251,200	20,181
Renewable Energy Corp. AS (a)(d)	1,005,500	24,592
SolarWorld AG	170,500	7,731
Sunpower Corp. Class A (a)	51,500	3,385
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	104,800	3,895
		90,316
Industrial Conglomerates - 0.5%
3M Co.	131,100	10,278
Machinery - 1.3%
Badger Meter, Inc.	93,900	3,584
ITT Corp.	160,400	9,021
Kadant, Inc. (a)	167,500	4,204
Pentair, Inc.	128,500	4,192
Valmont Industries, Inc.	62,900	5,026
		26,027
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	166,000	4,543
Landstar System, Inc.	91,300	4,234
		8,777
TOTAL INDUSTRIALS		324,560
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 3.9%
Ciena Corp. (a)	224,400	5,796
Cisco Systems, Inc. (a)	1,724,100	42,021
Corning, Inc.	558,800	12,981
Harris Corp.	133,100	6,499
Infinera Corp.	6,800	79
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	265,400	$ 7,118
Nokia Corp. sponsored ADR	100,000	3,601
		78,095
Computers & Peripherals - 2.2%
Apple, Inc. (a)	84,500	10,564
EMC Corp. (a)	603,500	9,378
Hewlett-Packard Co.	485,700	23,202
		43,144
Electronic Equipment & Instruments - 2.0%
Acacia Research Corp. - Acacia Technologies (a)	562,800	3,675
FLIR Systems, Inc. (a)	265,700	7,562
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,395,080	8,323
Itron, Inc. (a)(d)	112,000	10,677
Motech Industries, Inc.	578,674	3,905
Roth & Rau AG (a)	13,700	3,302
Universal Display Corp. (a)	200,000	3,408
		40,852
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	220,800	7,763
Constant Contact, Inc. (d)	205,300	3,654
DealerTrack Holdings, Inc. (a)	127,300	2,606
Equinix, Inc. (a)	104,500	7,247
Google, Inc. Class A (sub. vtg.) (a)	33,200	15,643
Greenfield Online, Inc. (a)	209,100	2,829
Omniture, Inc. (a)	483,690	11,115
Terremark Worldwide, Inc. (a)	779,900	3,900
VistaPrint Ltd. (a)	178,707	5,615
		60,372
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	157,200	4,749
Fidelity National Information Services, Inc.	103,200	4,282
Hewitt Associates, Inc. Class A (a)	150,800	5,951
Paychex, Inc.	200,000	6,292
The Western Union Co.	413,100	8,592
		29,866
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Analog Technology, Inc.	539,000	1,806
Altera Corp.	228,800	3,915
Applied Materials, Inc.	527,000	10,103
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	1,409,400	$ 7,597
ASML Holding NV (NY Shares) (a)	247,566	5,961
Global Mixed-mode Technology, Inc.	469,000	2,625
Hittite Microwave Corp. (a)	133,900	4,433
Intel Corp.	818,500	16,329
MEMC Electronic Materials, Inc. (a)	156,600	11,945
Richtek Technology Corp.	512,050	4,518
Siliconware Precision Industries Co. Ltd. sponsored ADR	684,178	5,597
Volterra Semiconductor Corp. (a)	363,600	3,145
		77,974
Software - 2.2%
Adobe Systems, Inc. (a)	209,600	7,053
Autonomy Corp. PLC (a)	578,300	10,757
Concur Technologies, Inc. (a)	135,000	3,947
Gameloft (a)	351,800	1,503
Nuance Communications, Inc. (a)	274,700	4,519
Quality Systems, Inc. (d)	167,700	5,464
Salesforce.com, Inc. (a)	187,800	11,215
		44,458
TOTAL INFORMATION TECHNOLOGY		374,761
MATERIALS - 4.5%
Chemicals - 1.7%
ADA-ES, Inc. (a)	203,246	2,175
Airgas, Inc.	148,500	7,216
Calgon Carbon Corp. (a)	262,500	4,289
Ecolab, Inc.	214,700	10,046
Monsanto Co.	56,900	6,582
Zoltek Companies, Inc. (a)(d)	117,800	2,695
		33,003
Metals & Mining - 2.6%
ArcelorMittal SA (NY Reg.) Class A	105,800	8,043
BHP Billiton PLC	127,000	4,063
Equigold NL	1,882,701	7,982
Goldcorp, Inc.	250,800	10,829
Ivanhoe Mines Ltd. (a)	481,800	6,282
Rio Tinto PLC (Reg.)	71,300	8,101
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Searchlight Minerals Corp. (a)	488,161	$ 1,616
Steel Dynamics, Inc.	98,700	5,750
		52,666
Paper & Forest Products - 0.2%
Stella-Jones, Inc.	127,800	4,792
TOTAL MATERIALS		90,461
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
Qwest Communications International, Inc.	804,500	4,344
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	327,200	5,216
Verizon Communications, Inc.	289,700	10,522
		20,082
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	119,200	7,207
TOTAL TELECOMMUNICATION SERVICES		27,289
UTILITIES - 1.7%
Electric Utilities - 0.1%
Westar Energy, Inc.	120,050	2,729
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	528,300	9,499
Multi-Utilities - 0.9%
NSTAR	249,400	7,706
Veolia Environnement sponsored ADR	75,200	6,697
YTL Corp. Bhd	993,500	2,371
		16,774
Water Utilities - 0.2%
Cascal BV	340,000	4,097
TOTAL UTILITIES		33,099
TOTAL COMMON STOCKS (Cost $1,819,876)		1,933,731
Money Market Funds - 12.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.24% (b)	80,008,380	$ 80,008
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	174,802,741	174,803
TOTAL MONEY MARKET FUNDS (Cost $254,811)		254,811
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $2,074,687)		2,188,542
NET OTHER ASSETS - (9.3)%		(186,347)
NET ASSETS - 100%		$ 2,002,195
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,791,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 583
Fidelity Securities Lending Cash Central Fund	902
Total	$ 1,485
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexmed, Inc.	$ 8,895	$ -	$ -	$ -	$ 9,791
Summer Infant, Inc.	4,545	-	-	-	3,825
ThermoGenesis Corp.	11,750	-	-	-	9,072
Total	$ 25,190	$ -	$ -	$ -	$ 22,688
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,188,542	$ 1,979,791	$ 208,751	$ 0
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $2,079,827,000. Net unrealized appreciation aggregated $108,715,000, of which $316,829,000 related to appreciated investment securities and $208,114,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008